INCOME TAX (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Explanation of applicable rates
Applicable tax rate	30.00%	31.00%	32.00%	33.00%
Peru [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate					29.50%
Peru [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate					29.50%
Peru [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate					29.50%
Panama [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate					25.00%
Panama [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate					25.00%
Panama [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate					25.00%
El Salvador [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate					30.00%
El Salvador [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate					30.00%
El Salvador [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate					30.00%
Guatemala [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate					25.00%
Guatemala [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate					25.00%
Guatemala [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate					25.00%